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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Premier Portfolio

Premier U.S. Government Money Portfolio

Premier Tax-Exempt Portfolio

Quarterly Schedule of Portfolio Holdings

November 30, 2015

invesco.com/us	CM-I-TST-QTR-1	11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–45.56%

Bank of Montreal (a)(b)	0.30%	12/11/2015	$26,000	$26,000,000
Bank of Montreal (a)(b)	0.37%	01/20/2016	25,000	25,000,000
Bank of Montreal (b)	0.44%	03/22/2016	22,000	22,000,000
Bank of Nova Scotia (a)(b)	0.33%	03/09/2016	26,000	26,000,000
Bank of Nova Scotia (b)	0.43%	04/01/2016	39,000	39,000,000
Bank of Nova Scotia (a)(b)	0.45%	09/30/2016	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (b)	0.38%	01/19/2016	27,000	27,000,000
Canadian Imperial Bank of Commerce (a)(b)	0.34%	01/08/2016	27,000	27,000,000
China Construction Bank Corp. (b)	0.20%	12/07/2015	100,000	100,000,000
Credit Agricole Corporate & Investment Bank (b)	0.07%	12/01/2015	268,933	268,933,457
Credit Industriel et Commercial (b)	0.14%	12/01/2015	65,000	65,000,000
DNB Bank ASA (b)	0.05%	12/01/2015	361,000	361,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (b)	0.39%	02/02/2016	19,000	19,000,996
DZ Bank AG Deutsche Zentral Genossenschafts Bank (b)	0.44%	03/07/2016	23,000	23,000,000
HSBC Bank USA, N.A. (a)(b)	0.34%	12/11/2015	29,000	29,000,000
HSBC Bank USA, N.A. (a)(b)	0.34%	12/18/2015	30,000	30,000,000
KBC Bank N.V. (b)	0.12%	12/07/2015	35,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp. (a)(b)	0.43%	01/27/2016	25,000	25,000,000
Mizuho Bank Ltd. (b)	0.29%	01/19/2016	25,000	25,000,000
Nordea Bank Finland PLC (b)	0.06%	12/01/2015	280,000	280,000,000
Nordea Bank Finland PLC (b)	0.30%	02/18/2016	25,000	25,000,000
Norinchukin Bank (The) (b)	0.30%	01/08/2016	27,000	27,000,000
Norinchukin Bank (The) (b)	0.32%	01/12/2016	25,000	25,000,000
Norinchukin Bank (The) (b)	0.39%	02/03/2016	75,000	75,000,000
Royal Bank of Canada (a)(b)	0.35%	02/08/2016	27,000	27,000,000
Royal Bank of Canada (a)(b)	0.48%	10/03/2016	100,000	100,000,000
Skandinaviska Enskilda Banken AB (b)	0.06%	12/01/2015	361,000	361,000,000
Standard Chartered Bank (a)(b)	0.36%	01/15/2016	20,000	20,000,000
Standard Chartered Bank (a)(b)	0.37%	12/17/2015	77,000	77,000,000
Standard Chartered Bank (b)	0.51%	02/19/2016	20,000	20,004,428
Standard Chartered Bank (b)	0.65%	02/26/2016	32,000	32,016,078
Sumitomo Mitsui Banking Corp. (b)	0.30%	01/04/2016	27,500	27,500,000
Sumitomo Mitsui Banking Corp. (b)	0.38%	01/22/2016	85,000	85,000,000
Sumitomo Mitsui Banking Corp. (b)	0.40%	01/14/2016	27,000	27,000,000
Sumitomo Mitsui Trust Bank Ltd. (b)	0.30%	01/04/2016	48,000	48,000,000
Sumitomo Mitsui Trust Bank Ltd. (b)	0.30%	01/11/2016	40,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd. (b)	0.30%	01/25/2016	38,000	38,000,000
Sumitomo Mitsui Trust Bank Ltd. (b)	0.39%	01/19/2016	60,000	60,000,000
Svenska Handelsbanken AB (b)	0.05%	12/01/2015	361,000	361,000,000
Swedbank AB (b)	0.10%	12/01/2015	103,000	103,000,000
Swedbank AB (b)	0.10%	12/07/2015	60,000	60,000,000
Toronto-Dominion Bank (The) (a)(b)	0.36%	01/20/2016	30,000	30,000,000
Toronto-Dominion Bank (The) (a)(b)	0.45%	08/17/2016	20,000	20,000,000
Toronto-Dominion Bank (The) (b)	0.46%	04/29/2016	52,000	52,000,000
Wells Fargo Bank, N.A. (a)	0.35%	01/12/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $3,275,454,959)				3,275,454,959

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–36.54%(c)

Asset-Backed Securities - Consumer Receivables–3.94%

Barton Capital LLC (d)	0.31%	01/04/2016	$25,600	$25,592,505
Old Line Funding, LLC (a)(d)	0.37%	01/04/2016	35,000	35,000,000
Old Line Funding, LLC (a)(d)	0.38%	01/12/2016	75,000	75,000,000
Old Line Funding, LLC (a)(d)	0.39%	03/01/2016	50,000	50,000,000
Thunder Bay Funding, LLC (a)(d)	0.37%	01/04/2016	28,000	28,000,000
Thunder Bay Funding, LLC (a)(d)	0.39%	03/01/2016	20,000	20,000,000
Thunder Bay Funding, LLC (d)	0.50%	03/21/2016	50,000	49,922,916
				283,515,421

Asset-Backed Securities - Fully Supported–3.24%

Fairway Finance Co., LLC (CEP-Bank of Montreal) (a)(b)(d)	0.31%	01/06/2016	20,000	20,000,000
Fairway Finance Co., LLC (CEP-Bank of Montreal) (a)(b)(d)	0.31%	01/07/2016	25,000	25,000,000
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.39%	01/07/2016	22,000	21,991,181
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.40%	01/07/2016	21,000	20,991,367
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.40%	02/23/2016	85,000	84,920,667
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.43%	03/14/2016	60,000	59,925,467
				232,828,682

Asset-Backed Securities - Fully Supported Bank–9.89%

Bennington Stark Capital Co. LLC (CEP-Societe Generale S.A.) (b)(d)	0.27%	12/01/2015	20,000	20,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC) (b)	0.30%	01/04/2016	71,000	70,979,883
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC) (b)	0.30%	01/07/2016	50,000	49,984,583
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC) (b)	0.32%	01/12/2016	20,000	19,992,533
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC) (b)	0.32%	01/13/2016	28,000	27,989,298
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)(a)	0.37%	12/14/2015	88,000	88,000,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)(a)	0.38%	01/12/2016	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (a)(d)	0.37%	12/11/2015	29,000	29,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (a)(d)	0.37%	12/14/2015	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (a)(d)	0.37%	01/08/2016	48,100	48,100,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.30%	01/04/2016	30,000	29,991,500
Lexington Parker Capital Co., LLC (Multi-CEP’s) (b)(d)	0.31%	01/08/2016	30,000	29,990,183
Lexington Parker Capital Co., LLC (Multi-CEP’s) (b)(d)	0.32%	01/05/2016	23,000	22,992,845
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(d)	0.30%	01/14/2016	27,000	26,990,100
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(d)	0.34%	02/22/2016	25,000	24,980,403
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.) (b)	0.32%	01/12/2016	27,000	26,989,920
Mountcliff Funding LLC (Multi-CEP’s) (b)(d)	0.30%	01/04/2016	25,000	24,992,917
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(d)	0.35%	02/01/2016	25,000	24,984,931
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.30%	01/08/2016	75,000	74,976,250
				710,935,346

Asset-Backed Securities - Multi-Purpose–0.58%

CRC Funding, LLC (d)	0.45%	03/23/2016	25,000	24,964,687
Jupiter Securitization Co. LLC (d)	0.40%	02/18/2016	17,000	16,985,078
				41,949,765

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–8.76%

BNP Paribas S.A. (b)	0.23%	12/01/2015	$55,000	$55,000,000
Commonwealth Bank of Australia (a)(b)(d)	0.34%	05/26/2016	70,000	69,989,942
Commonwealth Bank of Australia (a)(b)(d)	0.34%	05/19/2016	20,000	19,999,164
Commonwealth Bank of Australia (a)(b)(d)	0.36%	05/20/2016	25,000	25,000,000
ING (US) Funding LLC (b)	0.38%	01/15/2016	60,000	59,971,500
ING (US) Funding LLC (b)	0.38%	01/19/2016	65,000	64,966,381
J.P. Morgan Securities LLC (a)	0.38%	01/19/2016	30,000	30,000,000
Mizuho Bank Ltd. (b)(d)	0.30%	01/15/2016	27,000	26,990,044
Mizuho Bank Ltd. (b)(d)	0.30%	01/07/2016	54,000	53,983,627
National Australia Bank Ltd. (a)(b)(d)	0.35%	01/29/2016	20,000	20,000,000
Nordea Bank AB (b)(d)	0.30%	02/12/2016	25,000	24,984,792
Nordea Bank AB (b)(d)	0.38%	02/17/2016	31,000	30,974,477
Standard Chartered Bank (b)(d)	0.42%	03/01/2016	41,000	40,956,472
Standard Chartered Bank (b)(d)	0.50%	03/21/2016	50,000	49,922,917
Sumitomo Mitsui Banking Corp. (b)(d)	0.38%	01/21/2016	30,000	29,983,850
Sumitomo Mitsui Banking Corp. (b)(d)	0.39%	01/19/2016	27,000	26,985,667
				629,708,833

Industrial Conglomerates–0.69%

Danaher Corp. (d)	0.19%	12/09/2015	50,000	49,997,889

Regional Banks–4.66%

Banque et Caisse d’Epargne de l’Etat (b)	0.42%	01/12/2016	22,000	21,989,220
Banque et Caisse d’Epargne de l’Etat (b)	0.51%	04/01/2016	20,000	19,965,433
BNZ International Funding Ltd. (b)(d)	0.46%	04/22/2016	22,000	21,959,801
Danske Corp. (b)(d)	0.32%	02/01/2016	68,000	67,962,826
Macquarie Bank Ltd. (a)(b)(d)	0.42%	01/22/2016	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. (b)	0.40%	01/19/2016	53,000	52,971,144
Mitsubishi UFJ Trust & Banking Corp. (b)	0.40%	02/08/2016	80,000	79,938,667
Mitsubishi UFJ Trust & Banking Corp. (b)	0.41%	02/01/2016	20,000	19,985,878
				334,772,969

Specialized Finance–4.78%

Caisse des Depots et Consignations (b)(d)	0.13%	12/02/2015	100,000	99,999,639
Caisse des Depots et Consignations (b)(d)	0.40%	02/23/2016	53,000	52,950,533
Caisse des Depots et Consignations (b)(d)	0.40%	02/25/2016	55,000	54,947,444
KfW (b)(d)	0.25%	01/13/2016	20,000	19,994,028
KfW (b)(d)	0.28%	02/01/2016	35,000	34,983,424
KfW (b)(d)	0.28%	02/02/2016	25,000	24,987,969
Nederlandse Waterschapsbank N.V. (b)(d)	0.35%	03/14/2016	56,000	55,943,378
				343,806,415
Total Commercial Paper (Cost $2,627,515,320)				2,627,515,320

Notes–5.03%

Bank of Nova Scotia, Sr. Unsec. Notes (b)	2.90%	03/29/2016	16,751	16,881,842
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes (d)	0.96%	04/15/2016	64,691	64,802,045
New York Life Global Funding, Sec. Floating Rate Notes (a)(d)	0.38%	08/05/2016	25,000	25,000,000
Wells Fargo Bank N.A., Sr. Unsec. Medium-Term Floating Rate Notes (a)	0.41%	12/19/2016	80,000	80,000,000
Wells Fargo Bank N.A., Unsec. Medium-Term Floating Rate Notes (a)	0.52%	12/19/2016	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes (a)(b)(d)	0.57%	11/04/2016	75,000	75,000,000
Total Notes (Cost $361,683,887)				361,683,887

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–1.82%(e)

Credit Enhanced–1.82%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.19%	10/01/2033	$2,385	$2,385,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank Ltd.) (b)(f)	0.01%	12/31/2047	9,705	9,705,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.01%	09/01/2033	1,800	1,800,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.15%	03/01/2021	2,900	2,900,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)	0.01%	03/01/2030	1,845	1,845,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.01%	01/01/2016	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.01%	07/01/2035	17,500	17,500,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.02%	09/01/2048	4,600	4,600,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.01%	07/01/2038	2,210	2,210,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.02%	10/01/2033	16,995	16,995,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.01%	08/01/2034	60,875	60,875,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (f)	0.01%	11/01/2036	2,225	2,225,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.02%	12/15/2044	3,100	3,100,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.02%	04/01/2043	2,100	2,100,000
Total Variable Rate Demand Notes (Cost $131,140,000)				131,140,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.95% (Cost $6,395,794,166)				6,395,794,166

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–11.04%(g)

Credit Suisse Securities (USA) LLC, open agreement dated 10/07/15, (collateralized by domestic non-agency mortgage-backed securities valued at $207,625,014; 0.23%-6.00%, 09/25/44-12/25/65) (b)(h)	0.76%	–	$–	$188,750,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/24/15, maturing value of $30,001,458 (collateralized by domestic non-agency asset-backed securities valued at $31,500,352; 0.73%-3.41%, 06/15/20-12/15/39) (b)(i)	0.25%	12/01/2015	30,001,458	30,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/25/15, maturing value of $20,001,361 (collateralized by domestic non-agency mortgage-backed security valued at $22,001,159; 0%, 07/25/44) (b)(i)	0.35%	12/02/2015	20,001,361	20,000,000
ING Financial Markets, LLC, agreement dated 11/30/15, maturing value $15,000,121 (collateralized by domestic and foreign corporate obligation valued at $15,753,030; 1.00%-6.38%, 08/12/16-02/09/45) (b)	0.29%	12/01/2015	15,000,121	15,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/25/15, maturing value of $112,101,049 (collateralized by domestic non-agency mortgage-backed and domestic and foreign non-agency asset-backed securities valued at $123,200,000; 0%-26.92%, 12/15/16-11/12/49) (i)	0.56%	01/22/2016	112,101,049	112,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/27/15, maturing value of $50,046,667 (collateralized by domestic non-agency mortgage-backed and foreign non-agency asset-backed securities valued at $55,000,000; 0.62%-4.70%, 03/15/28-08/15/56) (i)	0.56%	01/26/2016	50,046,667	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/30/15, maturing value of $83,057,293 (collateralized by domestic and foreign non-agency mortgage-backed securities and foreign non-agency asset-backed securities valued at $91,300,000; 0%-4.36%, 10/25/36-05/15/52)	0.71%	01/04/2016	83,057,293	83,000,000
RBC Capital Markets Corp., term agreement dated 10/06/15, maturing value of $100,070,000 (collateralized by U.S. government sponsored agency obligations valued at $102,000,000; 0%-7.70%, 10/01/23-09/20/63) (b)(i)	0.28%	01/04/2016	100,070,000	100,000,000
RBC Capital Markets Corp., term agreement dated 11/30/15, maturing value of $25,000,000 (collateralized by domestic non-agency asset-backed securities valued at $27,500,000; 0%-9.68%, 07/26/21-10/25/58) (b)	0.98%	01/29/2016	25,000,000	25,000,000
RBC Capital Markets Corp., term agreement dated 11/30/15, maturing value of $69,750,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $75,207,834; 0%-10.06%, 05/22/18-10/25/58) (b)(i)	0.63%	01/29/2016	69,750,000	69,750,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $600,002,333 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 3.50%, 06/01/45)	0.14%	12/01/2015	100,000,389	100,000,000
Total Repurchase Agreements (Cost $793,500,000)				793,500,000
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $7,189,294,166)				7,189,294,166
OTHER ASSETS LESS LIABILITIES–0.01%				783,274
NET ASSETS–100.00%				$7,190,077,440

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

Gtd.	—Guaranteed

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 17.3%; Japan: 13.2%; Canada: 10.4%; France 9.3% United Kingdom: 6.5%; Norway: 5.0%; other countries less than 5% each: 18.6%.

(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933” Act). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $2,053,592,925, which represented 28.56% of the Fund’s Net Assets.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
DNB Bank S.A.	5.0%
Nordea Bank Finland PLC	5.0
Skandinaviska Enskilda Banken AB	5.0
Svenska Handelsbanken AB	5.0

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2015

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–63.99%

Federal Farm Credit Bank (FFCB)–8.46%

Disc. Notes (a)	0.16%	01/06/2016	$5,000	$4,999,200
Unsec. Bonds (b)	0.16%	12/09/2015	75,000	74,999,830
Unsec. Bonds	4.88%	12/16/2015	1,270	1,272,426
Unsec. Bonds (b)	0.18%	04/21/2016	15,000	14,999,730
Unsec. Bonds (b)	0.22%	01/03/2017	5,525	5,529,309
Unsec. Bonds (b)	0.22%	06/05/2017	10,000	9,996,251
Unsec. Bonds (b)	0.25%	07/25/2017	10,000	10,007,950
Unsec. Bonds (b)	0.25%	08/10/2017	10,000	9,998,306
Unsec. Bonds (b)	0.27%	08/29/2017	2,250	2,249,008
Unsec. Bonds (b)	0.22%	10/02/2017	5,000	4,995,860
				139,047,870

Federal Home Loan Bank (FHLB)–23.06%

Unsec. Bonds (b)	0.14%	05/18/2016	20,000	20,000,000
Unsec. Disc. Notes (a)	0.16%	12/02/2015	30,000	29,999,871
Unsec. Disc. Notes (a)	0.16%	12/04/2015	9,000	8,999,880
Unsec. Disc. Notes (a)	0.17%	01/06/2016	30,000	29,995,050
Unsec. Disc. Notes (a)	0.21%	01/19/2016	13,100	13,096,256
Unsec. Disc. Notes (a)	0.21%	01/22/2016	4,450	4,448,650
Unsec. Disc. Notes (a)	0.21%	01/26/2016	2,000	1,999,347
Unsec. Disc. Notes (a)	0.27%	01/26/2016	2,200	2,199,076
Unsec. Disc. Notes (a)	0.22%	01/27/2016	20,000	19,993,192
Unsec. Disc. Notes (a)	0.23%	01/27/2016	6,200	6,197,742
Unsec. Disc. Notes (a)	0.26%	01/29/2016	5,700	5,697,608
Unsec. Disc. Notes (a)	0.24%	02/03/2016	3,156	3,154,653
Unsec. Disc. Notes (a)	0.20%	02/10/2016	1,914	1,913,245
Unsec. Disc. Notes (a)	0.23%	02/10/2016	2,696	2,694,777
Unsec. Disc. Notes (a)	0.23%	02/12/2016	20,000	19,990,875
Unsec. Disc. Notes (a)	0.23%	02/16/2016	5,695	5,692,198
Unsec. Disc. Notes (a)	0.24%	02/17/2016	10,000	9,994,865
Unsec. Disc. Notes (a)	0.22%	02/19/2016	2,350	2,348,851
Unsec. Disc. Notes (a)	0.23%	02/19/2016	3,959	3,957,003
Unsec. Disc. Notes (a)	0.23%	02/24/2016	2,500	2,498,660
Unsec. Disc. Notes (a)	0.27%	02/24/2016	40,000	39,974,501
Unsec. Disc. Notes (a)	0.25%	03/04/2016	2,896	2,894,109
Unsec. Disc. Notes (a)	0.33%	03/09/2016	20,000	19,981,850
Unsec. Disc. Notes (a)	0.24%	03/21/2016	4,000	3,997,102
Unsec. Disc. Notes (a)	0.23%	03/23/2016	9,000	8,993,503
Unsec. Disc. Notes (a)	0.25%	03/23/2016	19,000	18,985,090
Unsec. Disc. Notes (a)	0.24%	03/28/2016	24,720	24,700,554
Unsec. Global Bonds (b)	0.16%	12/15/2015	30,000	29,999,969
Unsec. Global Bonds (b)	0.14%	08/18/2016	10,000	9,999,639
Unsec. Global Bonds (b)	0.23%	04/21/2017	15,000	14,990,613
Unsec. Notes	1.38%	12/11/2015	3,550	3,551,103
Unsec. Notes	2.38%	12/11/2015	1,565	1,565,924
Unsec. Notes	2.13%	12/21/2015	2,075	2,077,168
Unsec. Notes	5.00%	12/21/2015	2,340	2,346,123
				378,929,047

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–19.76%

Unsec. Disc. Notes (a)	0.15%	12/14/2015	$5,000	$4,999,738
Unsec. Disc. Notes (a)	0.16%	01/06/2016	2,200	2,199,648
Unsec. Disc. Notes (a)	0.16%	01/11/2016	5,000	4,999,117
Unsec. Disc. Notes (a)	0.16%	01/12/2016	3,100	3,099,439
Unsec. Disc. Notes (a)	0.18%	01/12/2016	2,600	2,599,454
Unsec. Disc. Notes (a)	0.18%	01/13/2016	2,700	2,699,420
Unsec. Disc. Notes (a)	0.16%	01/20/2016	10,000	9,997,847
Unsec. Disc. Notes (a)	0.16%	01/21/2016	10,000	9,997,733
Unsec. Disc. Notes (a)	0.19%	01/21/2016	21,482	21,476,352
Unsec. Disc. Notes (a)	0.18%	01/22/2016	10,000	9,997,400
Unsec. Disc. Notes (a)	0.16%	01/25/2016	20,000	19,995,264
Unsec. Disc. Notes (a)	0.15%	01/26/2016	3,000	2,999,300
Unsec. Disc. Notes (a)	0.19%	01/26/2016	25,000	24,992,806
Unsec. Disc. Notes (a)	0.26%	01/27/2016	2,000	1,999,177
Unsec. Disc. Notes (a)	0.19%	01/29/2016	12,000	11,996,263
Unsec. Disc. Notes (a)	0.19%	02/08/2016	5,000	4,998,179
Unsec. Disc. Notes (a)	0.20%	02/17/2016	60,000	59,974,000
Unsec. Disc. Notes (a)	0.27%	02/22/2016	3,268	3,265,966
Unsec. Disc. Notes (a)	0.26%	02/29/2016	11,145	11,137,895
Unsec. Disc. Notes (a)	0.23%	03/18/2016	12,000	11,991,720
Unsec. Disc. Notes (a)	0.25%	03/21/2016	10,758	10,749,707
Unsec. Disc. Notes (a)	0.22%	04/15/2016	30,500	30,474,572
Unsec. Global Notes (b)	0.16%	02/18/2016	15,000	14,999,505
Unsec. Global Notes (b)	0.20%	01/13/2017	5,000	5,002,578
Unsec. Global Notes (b)	0.21%	04/20/2017	20,000	19,995,760
Series M006, Class A, Taxable VRD MFH Ctfs. (c)	0.25%	10/15/2045	17,973	17,972,644
				324,611,484

Federal National Mortgage Association (FNMA)–11.85%

Unsec. Disc. Notes (a)	0.16%	01/11/2016	3,000	2,999,470
Unsec. Disc. Notes (a)	0.15%	01/13/2016	5,750	5,749,004
Unsec. Disc. Notes (a)	0.17%	01/20/2016	12,000	11,997,250
Unsec. Disc. Notes (a)	0.18%	01/27/2016	5,000	4,998,575
Unsec. Disc. Notes (a)	0.22%	01/27/2016	8,966	8,962,877
Unsec. Disc. Notes (a)	0.19%	02/01/2016	1,566	1,565,488
Unsec. Disc. Notes (a)	0.20%	02/01/2016	3,459	3,457,809
Unsec. Disc. Notes (a)	0.25%	02/02/2016	2,500	2,498,906
Unsec. Disc. Notes (a)	0.21%	02/10/2016	2,400	2,399,006
Unsec. Disc. Notes (a)	0.25%	02/10/2016	4,000	3,998,067
Unsec. Disc. Notes (a)	0.31%	02/16/2016	2,250	2,248,508
Unsec. Disc. Notes (a)	0.25%	02/17/2016	4,500	4,497,602
Unsec. Disc. Notes (a)	0.21%	03/01/2016	5,000	4,997,346
Unsec. Disc. Notes (a)	0.25%	03/02/2016	3,700	3,697,683
Unsec. Disc. Notes (a)	0.30%	03/02/2016	20,000	19,984,922
Unsec. Disc. Notes (a)	0.23%	03/14/2016	10,000	9,993,428
Unsec. Disc. Notes (a)	0.22%	03/23/2016	5,000	4,996,547
Unsec. Disc. Notes (a)	0.22%	03/25/2016	2,000	1,998,594
Unsec. Disc. Notes (a)	0.22%	04/06/2016	10,000	9,992,345
Unsec. Disc. Notes (a)	0.22%	04/20/2016	20,000	19,982,923
Unsec. Disc. Notes (a)	0.23%	04/20/2016	2,779	2,776,497
Unsec. Global Notes	0.38%	12/21/2015	3,178	3,178,281
Unsec. Global Notes	5.00%	03/15/2016	2,950	2,990,012
Unsec. Global Notes (b)	0.22%	08/12/2016	5,000	5,001,785
Unsec. Global Notes (b)	0.20%	10/05/2017	25,000	24,983,325
Unsec. Notes	10.35%	12/10/2015	1,015	1,017,532
Unsec. Notes (b)	0.23%	07/25/2016	7,000	7,001,360
Unsec. Notes (b)	0.22%	08/15/2016	11,700	11,703,719
Unsec. Notes (b)	0.23%	07/20/2017	5,000	4,998,389
				194,667,250

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Overseas Private Investment Corp. (OPIC)–0.86%

Unsec. Gtd. VRD COP Bonds (c)	0.19%	12/15/2019	$14,076	$14,076,000
Total U.S. Government Sponsored Agency Securities (Cost $1,051,331,651)				1,051,331,651

U.S. Treasury Notes–2.13%

U.S. Treasury Floating Rate Notes (b)	0.22%	07/31/2017	35,000	35,001,349
TOTAL INVESTMENTS (excluding Repurchase Agreements)–66.12% (Cost $1,086,333,000)				1,086,333,000

			Repurchase Amount

Repurchase Agreements–41.08%(d)

Credit Agricole Corp. & Investment Bank, joint agreement dated 11/30/15, aggregate maturing value of $750,002,083 (collateralized by U.S. Treasury obligations valued at $765,000,041; 0.13%-0.63%, 12/31/16-07/15/22)	0.10%	12/01/2015	165,878,100	165,877,639
Citigroup Global Markets Inc., joint term agreement dated 11/18/15, aggregate maturing value of $250,022,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,643; 0%-8.88%, 12/01/15-09/15/65) (e)	0.11%	12/17/2015	50,004,431	50,000,000
Citigroup Global Markets Inc., joint agreement dated 11/30/15, aggregate maturing value of $250,000,833 (collateralized by U.S. government sponsored agency obligations valued at $255,00,506; 0%-7.25%, 12/11/15-07/15/32)	0.12%	12/01/2015	50,000,167	50,000,000
ING Financial Markets, LLC, term agreement dated 11/18/15, maturing value of $10,004,833 (collateralized by domestic agency mortgage-backed security valued at $10,201,286; 3.00%, 07/20/45)	0.30%	01/15/2016	10,004,833	10,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., joint term agreement dated 11/25/15, aggregate maturing value of $350,006,125 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 0.70%-10.50%, 03/25/19-03/15/55)(e)	0.09%	12/02/2015	50,000,875	50,000,000
RBC Capital Markets Corp., joint term agreement dated 10/27/15, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,030; 0%-7.13%, 12/10/15-02/15/44) (e)	0.16%	04/22/2016	40,031,644	40,000,000
Societe Generale, joint term agreement dated 10/15/15, aggregate maturing value of $250,096,806 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 3.00%-3.50%, 06/25/43-11/01/45) (e)	0.17%	01/05/2016	50,019,361	50,000,000
Societe Generale, joint term agreement dated 10/20/15, aggregate maturing value of $200,082,167 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 3.50%, 04/20/45-09/20/45) (e)	0.17%	01/15/2016	50,020,542	50,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $425,001,417 (collateralized by U.S. Treasury obligations valued at $433,500,049; 1.50%, 11/30/19)	0.12%	12/01/2015	82,000,274	82,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $325,001,083 (collateralized by U.S. Treasury obligations valued at $331,500,106; 3.88%-9.00%, 11/15/18-05/15/41)	0.12%	12/01/2015	77,000,257	77,000,000
Wells Fargo Securities, LLC, term agreement dated 10/15/15, maturing value of $50,021,250 (collateralized by domestic agency mortgage-backed securities valued at $51,000,001; 3.50%-4.00%, 11/01/30-10/01/45)	0.17%	01/13/2016	50,021,250	50,000,000
Total Repurchase Agreements (Cost $674,877,639)				674,877,639
TOTAL INVESTMENTS(f)–107.20% (Cost $1,761,210,639)				1,761,210,639
OTHER ASSETS LESS LIABILITIES–(7.20)%				(118,221,959)
NET ASSETS–100.00%				$1,642,988,680

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

Investment Abbreviations:
COP	—Certificates of Participation

Ctfs.	—Certificates

Disc.	—Discounted

Gtd.	—Guaranteed

MFH	—Multi-Family Housing

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2015

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.98%

Alabama–4.31%

Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$150	$153,568
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.01%	05/01/2041	1,170	1,170,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.02%	07/01/2040	3,900	3,900,000
				5,223,568

Arizona–1.53%

Arizona (State of) Agricultural Improvement and Power District (Salt River); Series 2009 B, Electric System RB	4.00%	01/01/2016	250	250,801
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.02%	04/15/2030	1,600	1,600,000
				1,850,801

California–4.96%

California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Corp.) (a)(b)(c)	0.01%	12/01/2016	4,150	4,150,000
San Diego (County of) Regional Transportation Commission; Series 2012 A, Ref. Limited Tax RB	5.00%	04/01/2016	400	406,385
Torrance (City of); Series 2015, TRAN	1.50%	06/30/2016	1,450	1,459,991
				6,016,376

Colorado–1.12%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	02/01/2031	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	07/01/2034	300	300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	04/01/2024	150	150,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.07%	12/01/2037	615	615,000
				1,365,000

Delaware–0.41%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.03%	09/01/2036	500	500,000

District of Columbia–0.95%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.15%	01/01/2029	450	450,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.01%	04/01/2038	700	700,000
				1,150,000

Florida–6.98%

Florida (State of) Board of Education; Series 2008 C, Ref. Public Unlimited Education Capital Outlay GO Bonds	5.00%	06/01/2016	500	512,054
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)	0.03%	11/15/2035	2,690	2,690,000
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	10/01/2021	845	845,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (a)(d)(e)	0.04%	12/01/2032	900	900,000

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.02%	07/01/2032	$3,520	$3,520,000
				8,467,054

Georgia–2.85%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.11%	01/01/2029	1,300	1,300,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	08/01/2021	100	100,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	01/01/2020	200	200,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	500	513,616
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.25%	12/01/2018	300	300,000
Heard (County of) Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	01/01/2038	485	485,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	09/01/2020	300	300,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	11/01/2027	260	260,000
				3,458,616

Illinois–7.67%

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.) (a)(b)(d)(e)	0.10%	03/01/2033	350	350,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.01%	03/01/2030	3,300	3,300,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(d)	0.10%	10/01/2017	150	150,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.01%	06/01/2040	1,305	1,305,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	06/01/2029	1,320	1,320,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.11%	06/01/2017	175	175,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.11%	02/01/2021	140	140,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC-US Bank N.A.) (a)(b)	0.08%	05/01/2036	1,900	1,900,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(e)	0.14%	04/01/2022	671	671,000
				9,311,000

Indiana–5.94%

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	08/01/2037	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.01%	06/01/2040	3,385	3,385,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.14%	03/01/2022	1,215	1,215,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.14%	11/01/2018	1,430	1,430,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.11%	10/01/2019	180	180,000
				7,210,000

Iowa–0.49%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.15%	06/01/2028	600	600,000

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–1.19%

Wichita (City of); Series 2015-272, GO Temporary Notes	2.00%	04/15/2016	$1,430	$1,439,314

Kentucky–1.56%

Louisville & Jefferson (County of) Metro Government; Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/2015	610	610,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.02%	07/01/2038	1,190	1,190,000
Series 2009 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.02%	12/01/2038	90	90,000
				1,890,000

Louisiana–0.40%

Bossier Perishwide School District; Series 2012, Ref. School Improvement Unlimited Tax Go Bonds	4.00%	03/01/2016	225	227,120
Louisiana (State of); Series 2012 A-1, Ref. Gasoline and Fuels Tax RB	5.00%	05/01/2016	250	254,814
				481,934

Maryland–2.13%

Maryland (State of); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	275	278,259
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.02%	07/01/2028	770	770,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (a)(b)	0.01%	07/01/2041	815	815,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	700	719,541
				2,582,800

Massachusetts–3.98%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	0.20%	03/01/2039	4,825	4,825,000

Michigan–1.25%

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (a)(b)	0.01%	06/01/2019	1,265	1,265,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis) (a)(b)(e)	0.16%	07/01/2032	250	250,000
				1,515,000

Minnesota–1.73%

Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	1,325	1,349,584
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.02%	11/01/2035	250	250,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.02%	10/01/2033	500	500,000
				2,099,584

Mississippi–0.82%

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB (a)	0.01%	12/01/2030	1,000	1,000,000

Missouri–3.79%

Kansas City (City of); Series 2012 A, Ref. & Improvement Unlimited Tax GO Bonds	2.00%	02/01/2016	1,400	1,404,415
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.02%	08/01/2038	2,245	2,245,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.12%	12/01/2019	300	300,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.01%	11/15/2043	650	650,000
				4,599,415

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.85%

New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	$1,000	$1,027,791

New York–3.79%

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC-Bank of China) (a)(b)(c)	0.03%	11/01/2049	2,500	2,500,000
Series 2015 A, VRD RB (LOC-Bank of China) (a)(b)(c)	0.03%	11/01/2049	1,500	1,500,000
New York (State of) Metropolitan Transportation Authority; Subseries 2015 E-4, VRD Transportation RB (LOC-Bank of the West) (a)(b)	0.02%	11/15/2045	600	600,000
				4,600,000

North Carolina–3.48%

Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.15%	07/01/2021	450	450,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	200	204,615
Guilford (County of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/2016	200	201,611
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	700	708,315
Mecklenburg (County of); Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/2016	375	378,012
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/2016	190	191,532
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	250	252,997
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	475	482,607
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(e)	0.07%	08/01/2020	1,350	1,350,000
				4,219,689

Ohio–3.63%

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (a)(b)	0.01%	03/01/2034	800	800,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/2015	200	200,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities RB (f)(g)	0.05%	06/01/2016	600	600,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.) (a)(b)	0.02%	12/01/2021	2,800	2,800,000
				4,400,000

Oklahoma–0.21%

Tulsa (County of); Independent School District No. 9 (Union Board of Education) Combined Purpose; Series 2014, Unlimited Tax GO Bonds	1.00%	04/01/2016	250	250,579

Oregon–2.06%

Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(e)	0.17%	07/01/2027	1,505	1,505,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank N.A.) (a)(b)	0.01%	08/01/2034	1,000	1,000,000
				2,505,000

Pennsylvania–4.60%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	11/01/2030	760	760,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.03%	10/15/2025	1,070	1,070,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.14%	04/01/2017	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	12/01/2026	400	400,000

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.14%	12/01/2026	$575	$575,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.11%	12/01/2029	350	350,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	08/01/2026	225	225,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	11/01/2018	300	300,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (a)(b)	0.02%	07/01/2027	1,500	1,500,000
				5,580,000

South Carolina–1.05%

Lexington (County of) Brookland Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	1,120	1,127,939
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.15%	07/01/2017	140	140,000
				1,267,939

Tennessee–0.25%

Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.02%	12/15/2042	300	300,000

Texas–10.76%

Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	300	305,277
Collin (County of); Series 2015, Ref. Unlimited Tax GO Bonds	2.00%	02/15/2016	1,000	1,003,691
Conroe Independent School District; Series 2012, Ref. Unlimited Tax School Building GO Bonds	5.00%	02/15/2016	175	176,726
Dallas (City of); Series 2007, Unrefunded Balance-Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/2016	280	282,768
Series 2012, Unrefunded Balance-Ref. Limited Tax GO Bonds	4.00%	02/15/2016	450	453,493
Denton (City of), Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/2016	480	481,683
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	250	252,485
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	04/01/2026	2,625	2,625,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.02%	02/15/2028	300	300,000
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement Water RB	5.00%	03/01/2016	1,050	1,062,797
Series 2012 A, Ref. Water Control & Improvement RB	5.00%	03/01/2016	1,100	1,113,078
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.01%	08/01/2025	5,000	5,000,000
				13,056,998

Utah–2.62%

Ogden (City of) Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.24%	12/01/2027	1,460	1,460,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.12%	08/01/2028	270	270,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (a)(b)(c)	0.01%	09/01/2032	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.06%	04/01/2042	450	450,000
				3,180,000

Virginia–4.29%

Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank Ltd.) (a)(b)(c)	0.01%	12/31/2047	4,500	4,500,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. Water RB	3.00%	04/01/2016	200	201,903

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.01%	03/01/2038	$500	$500,000
				5,201,903

Washington–3.26%

Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	200	203,142
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/2015	375	375,000
Tacoma (City of); Series 2013 A, Ref. Electric System RB	5.00%	01/01/2016	265	266,077
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	11/01/2032	615	615,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.02%	04/01/2043	2,500	2,500,000
				3,959,219

Wisconsin–5.07%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.01%	10/01/2042	2,560	2,560,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	2,500	2,526,185
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.08%	07/01/2016	370	370,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.03%	05/01/2030	700	700,000
				6,156,185
TOTAL INVESTMENTS(h)(i)–99.98% (Cost $121,290,765)				121,290,765
OTHER ASSETS LESS LIABILITIES–0.02%				22,908
NET ASSETS–100.00%				$121,313,673

Investment Abbreviations:

CEP	—Credit Enhancement Provider

Ctfs.	—Certificates

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RAN	—Revenue Anticipation Notes

RB	—Revenue Bonds

Ref.	—Refunding

Sr.	—Senior

TRAN	—Tax and Revenue Anticipation Notes

VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 18.8%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $4,935,000, which represented 4.07% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Wells Fargo Bank, N.A.	7.5%
U.S. Bancorp	7.2
PNC Bank, N.A.	6.6
Federal Home Loan Banks	5.5
Northern Trust Corporation	5.2

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.